Expense Example - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Enhanced High Yield ETF	Jan. 24, 2025 USD ($)
Expense Example:
1 year	$ 36
3 years	114
5 years	201
10 years	$ 454